Supplemental Condensed Consolidating Financial Information	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	554	1	1,201	(36)	1,720

Product sales	524	-	1,182	-	1,706
Interest, dividends and other	30	1	19	(36)	14

Costs and expenses	437	25	644	(38)	1,068

Production costs	281	-	504	-	785
Exploration costs	8	2	65	-	75
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	50	(3)	15	8	70
Royalties paid	12	-	36	-	48
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	80	-	109	-	189
Interest expense	1	17	26	-	44
Accretion expense	3	-	5	-	8
Employment severance costs	2	-	1	-	3
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	9	6	(46)	(27)
Non-hedge derivative gain and movement on bonds	-	-	(124)	-	(124)

Income/(loss) before income tax provision	117	(24)	557	2	652
Taxation expense	(38)	(1)	(226)	-	(265)
Equity income in associates	5	5	-	-	10
Equity income/(loss) in subsidiaries	310	185	-	(495)	-
Income/(loss) from continuing operations	394	165	331	(493)	397
Preferred stock dividends	(10)	-	(10)	20	-
Net income/(loss)	384	165	321	(473)	397
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	384	165	308	(473)	384

Comprehensive income	486	171	333	(489)	501
Comprehensive income attributable to noncontrolling interests	-	-	(15)	-	(15)
Comprehensive income attributable to AngloGold Ashanti	486	171	318	(489)	486

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	591	-	884	(40)	1,435

Product sales	560	-	862	-	1,422
Interest, dividends and other	31	-	22	(40)	13

Costs and expenses	412	30	627	8	1,077

Production costs	251	-	457	-	708
Exploration costs	4	4	49	-	57
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	56	9	6	(3)	68
Royalties paid	14	-	26	-	40
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Interest expense	2	17	25	-	44
Accretion expense	3	-	4	-	7
Employment severance costs	3	-	1	-	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	-	11	(2)
Non-hedge derivative gain and movement on bonds	-	-	(41)	-	(41)

Income/(loss) before income tax provision	179	(30)	257	(48)	358
Taxation expense	(59)	-	(65)	-	(124)
Equity income in associates	7	2	-	-	9
Equity income/(loss) in subsidiaries	123	111	-	(234)	-
Income/(loss) from continuing operations	250	83	192	(282)	243
Preferred stock dividends	(13)	-	(13)	26	-
Net income/(loss)	237	83	179	(256)	243
Less: Net income attributable to noncontrolling interests	-	-	(6)	-	(6)

Net income/(loss) - attributable to AngloGold Ashanti	237	83	173	(256)	237

Comprehensive income	184	83	192	(270)	189
Comprehensive income attributable to noncontrolling interests	-	-	(5)	-	(5)
Comprehensive income attributable to AngloGold Ashanti	184	83	187	(270)	184

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	943	2,575	3,708	(4,404)	2,822
Cash and cash equivalents	295	521	400	-	1,216
Restricted cash	1	-	53	-	54
Receivables, inter-group balances and other current assets	647	2,054	3,255	(4,404)	1,552
Property, plant and equipment, net	2,070	-	4,289	-	6,359
Acquired properties, net	174	-	611	-	785
Goodwill	-	-	199	(16)	183
Other intangibles, net	15	-	23	-	38
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	404	-	404
Other long-term assets and deferred taxation assets	4,779	4,141	853	(8,697)	1,076

Total assets	7,981	6,716	10,118	(13,117)	11,698

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,077	1,571	3,078	(4,767)	959
Other non-current liabilities	53	-	47	(33)	67
Long-term debt	35	994	1,369	-	2,398
Derivatives	-	-	50	-	50
Deferred taxation liabilities	675	-	690	5	1,370
Provision for environmental rehabilitation	159	-	508	-	667
Other accrued liabilities	-	-	36	-	36
Provision for pension and other post-retirement medical benefits	200	-	14	-	214
Commitments and contingencies	-	-	-	-	-
Equity	5,782	4,151	4,326	(8,322)	5,937
Stock issued	13	5,320	897	(6,217)	13
Additional paid in capital	8,755	460	219	(679)	8,755
Accumulated (deficit)/profit	(2,292)	(1,629)	(1,046)	2,675	(2,292)
Accumulated other comprehensive income and reserves	(694)	-	4,102	(4,102)	(694)
Total AngloGold Ashanti stockholders' equity	5,782	4,151	4,172	(8,323)	5,782
Noncontrolling interests	-	-	154	1	155

Total liabilities and equity	7,981	6,716	10,118	(13,117)	11,698

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	108	(38)	526	(20)	576
Net income/(loss)	384	165	321	(473)	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	9	24	(46)	(8)
Depreciation, depletion and amortization	80	-	109	-	189
Impairment of assets	-	-	-	-	-
Deferred taxation	5	-	97	-	102
Other non cash items	(404)	(190)	(3)	499	(98)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	20	-	2	-	22

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	39	(35)	(4)	-	-
Receivables	(18)	(1)	(37)	-	(56)
Inventories	(8)	-	(15)	-	(23)
Accounts payable and other current liabilities	5	14	32	-	51

Net cash used in investing activities	(108)	(21)	(252)	-	(381)
Increase in non-current investments	-	(41)	(43)	-	(84)
Net associates and equity accounted joint ventures loans advanced	-	-	(15)	-	(15)
Additions to property, plant and equipment	(103)	-	(209)	-	(312)
Interest capitalized and paid	-	-	(2)	-	(2)
Expenditure on intangible assets	(5)	-	(2)	-	(7)
Proceeds on sale of mining assets	-	-	1	-	1
Proceeds on sale of investments	-	20	36	-	56
Change in restricted cash	-	-	(18)	-	(18)

Net cash (used)/generated by financing activities	(111)	122	(144)	20	(113)
Repayments of debt	-	-	(4)	-	(4)
Issuance of stock	-	77	(77)	-	-
Debt issue costs	-	-	(8)	-	(8)
Dividends (paid)/received	(111)	45	(55)	20	(101)

Net (decrease)/increase in cash and cash equivalents	(111)	63	130	-	82
Effect of exchange rate changes on cash	18	-	4	-	22
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – March 31,	295	521	400	-	1,216

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	272	41	216	(26)	503
Net income/(loss)	237	83	179	(256)	243
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	8	11	6
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Deferred taxation	56	-	13	-	69
Other non cash items	(165)	(113)	43	219	(16)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	5	-	7

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	75	57	(132)	-	-
Receivables	(3)	-	(63)	-	(66)
Inventories	3	-	(2)	-	1
Accounts payable and other current liabilities	(15)	14	67	-	66

Net cash used in investing activities	(85)	(19)	(165)	-	(269)
Increase in non-current investments	-	(19)	(36)	-	(55)
Additions to property, plant and equipment	(95)	-	(139)	-	(234)
Proceeds on sale of mining assets	1	-	1	-	2
Proceeds on sale of investments	-	-	15	-	15
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	5	-	5

Net cash (used)/generated by financing activities	(154)	20	(86)	26	(194)
Repayments of debt	(99)	(50)	(3)	-	(152)
Issuance of stock	1	40	(40)	-	1
Dividends (paid)/received	(56)	30	(43)	26	(43)

Net increase/(decrease) in cash and cash equivalents	33	42	(35)	-	40
Effect of exchange rate changes on cash	(4)	-	(3)	-	(7)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – March 31,	181	156	282	-	619